Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Employee Benefit Expenses

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Employee benefit expenses
Salaries and bonuses	15,339,459	16,155,821	15,041,087
Post employment benefits	577,074	655,565	769,153
Directors’ remuneration	112,801	127,111	91,750
Others	2,026,237	2,190,194	2,607,597

	18,055,571	19,128,691	18,509,587

Depreciation and amortization expenses	13,513,985	13,291,190	14,625,299